Stockholders’ (Deficit) (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2021	May 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2019	Jun. 20, 2017	Sep. 25, 2013	Aug. 12, 2010
Class of Stock [Line Items]
Capital stock authorized			260,000,000		260,000,000
Common stock, authorized			250,000,000		250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized			10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001
Share-based compensation expense for options			$ 76,221	$ 74,386	$ 158,728	$ 15,342
Total unrecognized compensation expense					$ 264,111
Weighted average period expected to recognized compensation expense (in years)			1 year 6 months		3 years
Series A Preferred Stock Dividend Rate			10.00%		10.00%
Accrued dividends			$ 0		$ 1,115,674	$ 970,997
Aggregate of shares	1,600,000
Exercise price	$ 7.425
Representative, warrants to purchase			80,000
Warrants are exercisable price			$ 7.425
Stock option exercise			6,592
Stock option exercise			5,060
Conversion of Stock, Shares Converted		1,401,786
Accured unpaid dividends			$ 1,179,357
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted		43,806
2010 Incentive Award Plan [Member]
Class of Stock [Line Items]
Stock available for issuance										50,000
Reserved shares of common stock for issuance							250,000	200,000	125,000
Maximum term of stock option from the date of grant					10 years
Options outstanding					207,650